Leases - Additional Information (Detail) $ in Thousands	Jun. 29, 2019 USD ($) Store Warehouse	Dec. 29, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Number of finance leases	1
ROU asset	$ 676,191
Operating lease liability	745,875
Total undiscounted future lease payments for store leases that have been executed but not yet taken possession	$ 196,500
Period of undiscounted future lease payments for store leases that have been executed but not yet taken possession	15 years
Lease life	15 years
Future minimum rental receipts of subleases	$ 2,600	$ 3,600
Minimum
Lessee, Lease, Description [Line Items]
Extension term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Extension term	5 years
Related Parties
Lessee, Lease, Description [Line Items]
Number of warehouse location | Warehouse	1
ROU asset	$ 45,600
Operating lease liability	$ 49,900
Number of executed store leases not yet taken possession	33
Number of locations | Store	16